Note 7 - Equity (Tables)	3 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	BeyondSpring Inc.’s shareholders
					Accumulated
			Additional		other		Non	Total
	Ordinary share		paid-in	Accumulated	comprehensive	Subtotal	controlling	equity
	Shares	Amount	capital	deficit	(loss) gain		interests	(deficit)
		$	$	$	$	$	$	$

Balances at January 1, 2020 (audited)	27,885,613	3	246,979	(216,845)	140	30,277	854	31,131
Share-based compensation	3,293	-	3,438	-	-	3,438	32	3,470
Foreign currency translation adjustment (loss) gain	-	-	-	-	57	57	(4)	53
Net loss	-	-	-	(16,084)	-	(16,084)	(578)	(16,662)

Balances at March 31, 2020 (unaudited)	27,888,906	3	250,417	(232,929)	197	17,688	304	17,992

Balances at January 1, 2019 (audited)	23,184,612	2	170,950	(178,760)	42	(7,766)	(1,616)	(9,382)
Share-based compensation	-	-	371	-	-	371	-	371
Foreign currency translation adjustment loss	-	-	-	-	(153)	(153)	(41)	(194)
Net loss	-	-	-	(7,293)	-	(7,293)	(534)	(7,827)

Balances at March 31, 2019 (unaudited)	23,184,612	2	171,321	(186,053)	(111)	(14,841)	(2,191)	(17,032)